Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Schedule of Stock Option Activity
Stock option activity for the years ended December 31, 2017 and 2018 is as follows:

		Weighted
		Average	Aggreate
	Number of	Exercise Price	Intrinsic
	Shares	Per Share	Value
Outstanding at January 1, 2017	650,000	$0.24	$97,500
No activity in 2017	—	—
Outstanding at December 31, 2017	650,000	$0.24	$6,500
Granted to Directors and Officers in 2018	2,774,000	$0.29
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2018	3,424,000	$0.28	$0

Information Regarding Stock Options Outstanding and Exercisable
Options outstanding at December 31, 2018 are as follows:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value
$ 0.20 - $ 0.25	650,000	7.50	$0.24	$0
$ 0.26 - $ 0.30	1,862,000	9.21	$0.27	$0
$ 0.30 - $ 0.33	912,000	9.46	$0.33	$0
	3,424,000			$0

Options exercisable at December 31, 2018 are as follows:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value
$ 0.20 - $ 0.25	650,000	7.50	$0.24	$0
$ 0.26 - $ 0.30	758,000	9.21	$0.27	$0
	1,408,000			$0

Summary of Non-vested Stock Option Activity
Non-vested stock option activity for the year ended December 31, 2018 is as follows:

		Weighted
		Average	Aggreate
	Number of	Exercise Price	Intrinsic
	Shares	Per Share	Value
Non-vested at December 31, 2017	—
Granted	2,774,000
Vested	(758,000)
Forfeited	—
Non-vested at December 31, 2018	2,016,000	$0.25	$0

Summary of Warrant Exercises
Details of the 2017 and 2018 warrant exercises can be found in the chart below:

		# of
		Warrants	Exercise	Total
Year	Warrant Holder	Exercised	Price	Proceeds
2017	May 2016 Financing Investors	412,500	$0.12	$49,500
2018	May 2016 Financing Investors	100,000	$0.12	$12,000